Transactions and balances with related parties (Narrative) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Laminadora Vista Hermosa Company, S.A. de C.V [Member]
Disclosure of transactions between related parties [line items]
Loan				$ 182,256
Interest				915
Balance amount				183,171
Laminadora Vista Hermosa Company, S.A. de C.V [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan			$ 9,272,000
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan				37,347
Interest				885
Balance amount				38,232
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan			1,900,000
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan				43,433
Interest				1,039
Balance amount				44,472
Compania Manufacturera de Tubos, S.A. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan			$ 2,209,600
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan		$ 479,368		499,278
Interest		61,978		19,653
Balance amount		550,619		518,931
Value added tax payables		9,273
Industrias CH, S.A.B. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan	$ 25,400,000
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan		186,752		186,752
Borrowings		780,989		730,278
Interest		37,602		21,881
Balance amount		230,370		211,347
Value added tax payables		6,016		2,714
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Amount received		428,367
Balance amount		$ 142,268		$ 579,047